UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGVX Global Value Equity
Fund –
.
PRIGX Global Value Equity
Fund–
.
I Class

T. ROWE PRICE Global Value Equity Fund
HIGHLIGHTS
The Global Value Equity Fund underperformed the MSCI World Index Net and the
Lipper Global Multi-Cap Value Funds Average but outperformed the MSCI World
Value Index Net for the 12-month period ended October 31, 2023.
Within the fund, stock selection in the U.S. detracted the most at the country level.
Our investments in health care also hurt. Conversely, stock choices in industrials and business services added value, while our choice of securities in Japan benefited further.
Over the last year or so, we have implemented a broad balance in the portfolio between defensive and more deep value and cyclical exposures. We believe that this is currently appropriate given material economic uncertainties. We added to financials and consumer staples and reduced our exposure to utilities and health care.
Investors have had to radically reappraise their outlook for the paths of interest rates and inflation and the accompanying impact on markets and economies. We concentrate on the bottom-up view, and our strategy continues to invest across the value spectrum in the best ideas from our global research platform.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global Value Equity Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE Global Value Equity Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Value Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Value Equity Fund–I Class returned 6.09% in the 12-month period ended October 31, 2023. The fund underperformed the MSCI World Index
Net and the Lipper Global Multi-Cap Value Funds Average but outperformed the MSCI World Value Index Net. (Past performance cannot guarantee future results.)
What factors influenced the
fund’s performance?
Global equities were
resilient against a backdrop
of elevated oil prices, a
hawkish U.S. Federal Reserve,
and ongoing supply chain
pressures. However, still-
strong economic indicators
and signs of slowing inflation,
namely in the U.S., raised
hopes that a deep recession
could be averted.
Within the portfolio, stock
selection in the U.S. was the
most significant detractor at
the country level. Not owning
Nvidia, a dominant supplier
of computer hardware and software, weighed on relative performance as its shares rebounded sharply over the period. Our investment in Keurig Dr
Pepper, a packaged beverage company, was another area of relative weakness.
The company lost ground amid concerns around its coffee business. Despite the recent underperformance, we believe the firm has reached an inflection point and is entering a phase of positive earnings revisions and accelerating margin expansion. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Global Value Equity Fund –
.
-2.92% 5.87%
Global Value Equity Fund–
.
I  Class -2.84 6.09
MSCI World Index Net -1.59 10.48
MSCI World Value Index
Net -4.19 3.06
Lipper Global Multi-Cap
Value Funds Average -4.24 8.30
The Institutional Global Value Equity Fund changed
its name to Global Value Equity Fund and designated
all outstanding shares as I Class as of March 1, 2020.
Performance shown prior to March 1, 2020, reflects the
performance of the fund while it was structured as the
Institutional Global Value Equity Fund.

T. ROWE PRICE Global Value Equity Fund

Our investments in health care hurt, largely due to our security picks in the space. Overweighting the sector also hindered, albeit to a lesser extent.
Not holding biopharmaceutical companies Eli Lilly and Novo Nordisk held back the portfolio’s performance, as they registered robust returns over the review period.
Conversely, stock choices in industrials and business services added value, particularly our investment in General Electric (GE), a global multi-industrial and financial services company. The company benefited from the successful separation of its health care business (GE Health Care) earlier in the year.
GE also reported encouraging earnings that were driven by increased sales and higher operating margins over the period, which further supported its share price.
Our choice of securities in Japan was also beneficial. Shares of Renesas
Electronics, a semiconductor manufacturer, soared after it announced solid results amid increased sales in its overseas automotive business. Weakness in the yen also benefited the company’s profit margins. However, in our view, personal computer and smartphone demand has troughed on a combination of weak demand and inventory destocking, and we are concerned that the company’s profit margin from its automotive segment will eventually fall as industry pricing dynamics normalize. As a result, we sold out of the company during the review period.
How is the fund positioned?
Over the last year or so, we have implemented a broad balance in the portfolio between defensive and more deep value and cyclical exposures. We believe that this is the most appropriate approach given the ongoing material economic uncertainties. We have overweight sector positions in financials, health care, and materials, while information technology (IT) and consumer discretionary remain underweight relative to the benchmark.
Within communication services, we purchased shares of U.S. tech-
conglomerate Alphabet, the parent company of Google. In our view, the company is well placed to benefit from increased digitalization and can sustain high levels of profitable growth, in large part due to its strong management team. Over the long term, we anticipate that the depth of Alphabet’s capabilities will lead to more durable revenues.
Elsewhere in the portfolio, we reduced our underweight exposure to the
IT sector as we believe these holdings are well positioned to benefit from enhanced technological innovations. We continue to hold a number of appealing cyclical technology opportunities in the portfolio at present. We opened a position in U.S.-based Salesforce, a software service provider. This

T. ROWE PRICE Global Value Equity Fund

is a good-quality company with a strong growth runway that, in our view, is currently underappreciated by the market. Salesforce has an outstanding business in customer relationship management and supporting platform capabilities, and it boasts a subscription business model that generates high recurring revenues.
The energy sector has recently been supported by higher oil prices, and we remain overweight here relative to the benchmark. BP is a UK-listed integrated oil company in which we initiated a position. We believe the company could be one of the best-performing oil majors over the medium term as recent management changes have raised prospects for a new, more stable strategy focused on returns. We also expect management could increase its production guidance in the near term, which would likely encourage more growth, in our view. We exited TotalEnergies, a European oil and gas company, to fund other areas of the market that we
find more compelling. We
used some of the proceeds to
buy BP, which we believe has
the potential to demonstrate
greater strength.
In financials, we have become
incrementally more cautious
on U.S. banks as we believe
opportunities are more
attractive elsewhere in the
sector, namely global insurers
and European banks.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Financials 17.6% 23.5%
Health Care 17.9 14.9
Information Technology 11.4 12.7
Industrials and Business
Services 11.8 11.4
Energy 6.7 8.0
Materials 6.8 6.8
Communication Services 4.9 6.6
Consumer Staples 6.4 5.7
Utilities 7.1 3.9
Consumer Discretionary 4.7 3.1
Real Estate 1.2 1.1
Other and Reserves 3.5 2.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Value Equity Fund

What is portfolio management’s outlook?
Investors have had to radically reappraise their outlook for the paths of interest rates and inflation and the accompanying impact on markets and economies.
The balanced profile in the portfolio was implemented over the last year or so by increasing our allocation to more defensive parts of the value universe. We believe that this is the most appropriate approach given the current material uncertainties. Valuation spreads in the marketplace remain reasonable, and relative valuations of value versus growth are attractive compared with historical levels. There may also be scope for market worries on rates and inflation to somewhat subside.
A changed landscape is possible over the next decade. Materially higher levels of capital expenditure may be needed to address the capacity requirements in many industries as a result of both the desired decarbonization of industries and economies as well as the response to threats posed to supply chains, specifically in energy but also more broadly as “deglobalization” may well continue. Further, governments may be more willing to engage in higher levels of fiscal spending to meet future economic shocks and fulfill a social agenda, and electorates have seen how effective such spending can (appear to) be within a pandemic. This combination of both higher capital expenditure and fiscal spending is likely to be beneficial to many value-oriented companies, but it is also likely to put ongoing upward pressure on inflation and interest rates.
In the U.S., we continue to find opportunities in well-run, quality companies but are mindful of valuations. We believe the health care sector provides ample strong ideas for the long term. Turning to Europe, we continue to find opportunities in companies with more cyclical characteristics as well as defensive names that we believe could offer some level of support in a market downturn.
We have become incrementally more cautious on the near-term outlook for
Japan but remain optimistic. There has been a significant fiscal stimulus response to aid the economic recovery. Crucially for investors in the market, corporate governance in Japan has been improving in recent years, with companies becoming more shareholder friendly. We continue to identify stocks with compelling valuations befitting of our value perspective.
Elsewhere in Asia, we continue to uncover compelling opportunities in
China’s broad market. While consumption in China has slowed, our well-
resourced research team continues to find opportunities in good companies with attractive valuations that are well positioned to gain momentum when sentiment recovers, in our view.

T. ROWE PRICE Global Value Equity Fund

We concentrate on the bottom-up view, and our strategy continues to invest across the value spectrum in the best ideas from our global research platform.
We aim to balance our exposure to economically sensitive and “deep value”
names; hold companies with strong free cash flow generation that is not yet fully appreciated by the market and with the scope to increase shareholder returns; and look for pockets of controversy where fundamentally sound, well-
run businesses face unwarranted investor skepticism. Given our robust research platform and collective experience, we are confident in our ability to find these unique opportunities before their potential for substantial prosperity becomes obvious to other investors.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Value Equity Fund

RISKS OF INTERNATIONAL INVESTING
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time (or at all) or a stock judged to be undervalued may actually be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.
For a thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Global Value Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/23
Microsoft, United States 2.6%
Exxon Mobil, United States 2.4
UnitedHealth Group, United States 2.2
Becton Dickinson & Company, United States 2.0
Walmart, United States 1.8
AstraZeneca, United Kingdom 1.8
Elevance Health, United States 1.8
Southern, United States 1.8
Chubb, United States 1.7
JPMorgan Chase, United States 1.7
Alphabet, United States 1.6
T-Mobile U.S., United States 1.6
Broadcom, United States 1.6
Chevron, United States 1.6
Berkshire Hathaway, United States 1.5
Keurig Dr Pepper, United States 1.4
Unilever, United Kingdom 1.4
Zurich Insurance Group, Switzerland 1.4
PG&E, United States 1.3
General Electric, United States 1.3
AbbVie, United States 1.3
Wells Fargo, United States 1.3
Salesforce, United States 1.2
American International Group, United States 1.2
Sanofi, France 1.2
Total 40.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Value Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
Global Value Equity Fund–I Class
Note: Performance for the Investor Class shares will vary due to its differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Value Equity
Fund –
.
5.87% – – 7.12% 3/2/20
Global Value Equity
Fund–
.
I  Class 6.09 6.93% 6.63% – –
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Global Value Equity Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Value Equity Fund 2.04%
Global Value Equity Fund–I Class 1.77
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Value Equity Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL VALUE EQUITY FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $970.80 $4.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.72   4.53
I Class
Actual   1,000.00   971.60   3.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.89%, and
the
2
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Value Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Value Equity Fund –
.
17.89% – – 8.33% 3/2/20
Global Value Equity Fund–
.
I  Class 18.15  6.16% 7.42% – –
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
3/2/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 13.62 $ 16.60 $ 11.87 $ 11.99
Investment activities
Net investment income
(2)(3)
0.23 0.26 0.20 0.12
Net realized and unrealized gain/loss 0.57 (2.35) 4.69 (0.24)
Total from investment activities 0.80 (2.09) 4.89 (0.12)
Distributions
Net investment income (0.13) (0.15) (0.16) —
Net realized gain — (0.74) — —
Total distributions (0.13) (0.89) (0.16) —
NET ASSET VALUE
End of period $ 14.29 $ 13.62 $ 16.60 $ 11.87
Ratios/Supplemental Data
Total return
(3)(4)
5.87% (13.19)% 41.44% (1.00)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 1.11% 2.04% 2.19% 3.94%
(5)
Net expenses after waivers/payments by Price
Associates 0.89% 0.89% 0.89% 0.89%
(5)
Net investment income 1.54% 1.78% 1.24% 1.56%
(5)
Portfolio turnover rate 67.6% 64.8% 68.8% 76.1%
Net assets, end of period (in thousands) $86,767 $70,383 $12,884 $918
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 13.67 $ 16.65 $ 11.88 $ 12.57 $ 12.39
Investment activities
Net investment income
(1)(2)
0.26 0.38 0.22 0.19 0.27
Net realized and unrealized gain/
loss 0.57 (2.45) 4.71 (0.58) 0.87
Total from investment activities 0.83 (2.07) 4.93 (0.39) 1.14
Distributions
Net investment income (0.14) (0.17) (0.16) (0.27) (0.23)
Net realized gain — (0.74) — (0.03) (0.73)
Total distributions (0.14) (0.91) (0.16) (0.30) (0.96)
NET ASSET VALUE
End of period $ 14.36 $ 13.67 $ 16.65 $ 11.88 $ 12.57

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6.09% (13.04)% 41.75% (3.28)% 10.54%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.94% 1.77% 2.09% 3.15% 3.10%
Net expenses after waivers/
payments by Price Associates 0.69% 0.68% 0.68% 0.80%
(4)
0.75%
Net investment income 1.77% 2.58% 1.39% 1.62% 2.25%
Portfolio turnover rate 67.6% 64.8% 68.8% 76.1% 79.1%
Net assets, end of period (in
thousands) $17,604 $16,057 $14,573 $9,728 $10,704
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Includes one-time expenses related to the fund restructure (0.09% of average net assets).

T. ROWE PRICE Global Value Equity Fund
October 31, 2023

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.4%
Common Stocks 0.4%
Downer EDI  193,426 465
Total Australia (Cost
$432
)
465
AUSTRIA 1.5%
Common Stocks 1.5%
BAWAG Group  19,002 846
OMV  15,974 701
Total Austria (Cost
$1,594
)
1,547
BRAZIL 1.0%
Common Stocks 0.5%
Iguatemi  139,326 557
557
Preferred Stocks 0.5%
Banco Bradesco  189,434 527
527
Total Brazil (Cost
$1,113
)
1,084
CANADA 4.2%
Common Stocks 4.2%
Canadian Pacific Kansas City (USD)  12,231 868
Fairfax Financial Holdings  1,491 1,241
Franco-Nevada  10,123 1,231
Wheaton Precious Metals (USD)  (1) 24,992 1,056
Total Canada (Cost
$3,927
)
4,396
CHINA 1.0%
Common Stocks 1.0%
BOE Varitronix (HKD)  541,000 460
Yangzijiang Shipbuilding Holdings (SGD)  523,500 555
Total China (Cost
$1,249
)
1,015

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 2.8%
Common Stocks 2.8%
Airbus  8,180 1,097
Sanofi  13,724 1,246
Ubisoft Entertainment  (2) 21,818 622
Total France (Cost
$2,630
)
2,965
GERMANY 3.0%
Common Stocks 2.6%
Covestro  (2) 13,400 679
Daimler Truck Holding  24,377 766
Puma  13,656 774
Siltronic  6,212 534
2,753
Preferred Stocks 0.4%
Dr Ing hc F Porsche  4,865 426
426
Total Germany (Cost
$2,894
)
3,179
INDIA 1.7%
Common Stocks 1.7%
ICICI Bank, ADR (USD)  (1) 36,616 812
Power Grid Corp. of India  376,597 914
Total India (Cost
$1,440
)
1,726
ITALY 0.9%
Common Stocks 0.9%
Intesa Sanpaolo  360,020 938
Total Italy (Cost
$939
)
938
JAPAN 5.4%
Common Stocks 5.4%
Aida Engineering  80,700 477
Astellas Pharma  59,500 753
Hikari Tsushin  4,400 635
Lixil  44,400 487
Nextage  (1) 30,400 420

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Nippon Telegraph & Telephone  1,010,000 1,188
Sumitomo Mitsui Financial Group  21,400 1,032
Taisei  19,000 644
Total Japan (Cost
$5,533
)
5,636
NETHERLANDS 3.5%
Common Stocks 3.5%
ASR Nederland  14,402 537
Heineken Holding  14,374 1,094
ING Groep  82,874 1,063
Koninklijke Philips  (2) 50,527 961
Total Netherlands (Cost
$3,502
)
3,655
NORWAY 0.6%
Common Stocks 0.6%
Seadrill (USD)  (2) 16,140 638
Total Norway (Cost
$771
)
638
SOUTH KOREA 1.6%
Common Stocks 1.6%
Lotte Chemical  4,906 533
Samsung Electronics  23,701 1,179
Total South Korea (Cost
$1,837
)
1,712
SWITZERLAND 1.4%
Common Stocks 1.4%
Zurich Insurance Group  2,976 1,413
Total Switzerland (Cost
$1,209
)
1,413
UNITED KINGDOM 6.5%
Common Stocks 6.5%
AstraZeneca  15,175 1,900
BP  182,205 1,112
Compass Group  44,923 1,133
Rio Tinto  11,360 725
Taylor Wimpey  335,378 453
Unilever  30,660 1,452
Total United Kingdom (Cost
$6,385
)
6,775

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 60.5%
Common Stocks 60.5%
AbbVie  9,368 1,323
Allstate  4,100 525
Alphabet, Class C  (2) 13,740 1,722
American International Group  20,625 1,264
Apollo Global Management  10,946 848
Avantor  (2) 44,666 779
Baxter International  24,144 783
Becton Dickinson & Company  8,210 2,075
Berkshire Hathaway, Class B  (2) 4,600 1,570
Boeing  (2) 5,330 996
Broadcom  1,979 1,665
CF Industries Holdings  10,711 855
Charles Schwab  15,982 832
Chevron  11,209 1,633
Chubb  8,333 1,788
Corebridge Financial  (1) 35,951 719
Crown Holdings  9,458 762
Elevance Health  4,114 1,852
Exxon Mobil  23,499 2,487
Fiserv  (2) 8,114 923
FleetCor Technologies  (1)(2) 3,682 829
General Electric  12,212 1,327
Hartford Financial Services Group  13,593 998
JPMorgan Chase  12,632 1,757
Keurig Dr Pepper  48,838 1,481
L3Harris Technologies  6,438 1,155
Lam Research  1,327 781
Marvell Technology  15,420 728
Meta Platforms, Class A  (2) 2,619 789
Micron Technology  15,705 1,050
Microsoft  7,941 2,685
MKS Instruments  9,070 596
Morgan Stanley  12,745 903
News, Class A  (1) 42,066 870
Norfolk Southern  3,569 681
PG&E  (2) 81,733 1,332
QUALCOMM  7,270 792
RenaissanceRe Holdings  3,675 807
Salesforce  (2) 6,400 1,285
Select Medical Holdings  27,000 614
Southern  (1) 27,297 1,837

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Southwestern Energy  (2) 119,440 852
SS&C Technologies Holdings  14,911 749
Stanley Black & Decker  11,465 975
T-Mobile U.S.  (2) 11,902 1,712
TechnipFMC  (1) 41,214 887
Thermo Fisher Scientific  2,282 1,015
Travelers  3,100 519
UnitedHealth Group  4,298 2,302
Vornado Realty Trust, REIT  (1) 29,490 566
Walmart  11,764 1,922
Wells Fargo  33,238 1,322
Western Digital  (2) 19,093 767
Westrock  24,800 891
Total United States (Cost
$58,598
)
63,177
VIETNAM 1.6%
Common Stocks 1.6%
FPT  196,200 687
Hoa Phat Group  (2) 446,500 419
Military Commercial Joint Stock Bank  724,040 536
Total Vietnam (Cost
$1,616
)
1,642
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 2,895,360 2,895
Total Short-Term Investments (Cost $2,895) 2,895
SECURITIES LENDING COLLATERAL 6.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 6.5%
Money Market Funds 6.5%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 6,756,604 6,757
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,757
Total Securities Lending Collateral (Cost $6,757) 6,757
Total Investments in Securities
106.9% of Net Assets
(Cost $105,321) $ 111,615

T. ROWE PRICE Global Value Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at October 31, 2023.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 108++
Totals $ —# $ — $ 108+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 5,161  ¤   ¤ $ 9,652
Total $ 9,652^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $108 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,652.

T. ROWE PRICE Global Value Equity Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $105,321) $ 111,615
Receivable for investment securities sold 213
Receivable for shares sold 135
Dividends receivable 124
Foreign currency (cost $93) 91
Due from affiliates 3
Other assets 86
Total assets 112,267
Liabilities
Obligation to return securities lending collateral 6,757
Payable for investment securities purchased 880
Payable for shares redeemed 121
Investment management fees payable 57
Other liabilities 81
Total liabilities 7,896
NET ASSETS $ 104,371
Net Assets Consist of:
Total distributable earnings (loss) $ 7,056
Paid-in capital applicable to 7,299,327 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 97,315
NET ASSETS $ 104,371
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $86,767; Shares outstanding: 6,073,350) $ 14.29
I Class
(Net assets: $17,604; Shares outstanding: 1,225,977) $ 14.36

T. ROWE PRICE Global Value Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $140) $ 2,575
Securities lending 10
Total income 2,585
Expenses
Investment management 675
Shareholder servicing
Investor Class $ 150
I Class 3 153
Prospectus and shareholder reports
Investor Class 8
I Class 1 9
Custody and accounting 190
Registration 53
Legal and audit 42
Proxy and annual meeting 2
Miscellaneous 17
Waived / paid by Price Associates (236)
Total expenses 905
Net investment income 1,680

T. ROWE PRICE Global Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2) 563
Forward currency exchange contracts 33
Foreign currency transactions (14)
Net realized gain 582
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $28) 2,958
Other assets and liabilities denominated in foreign currencies 12
Change in net unrealized gain / loss 2,970
Net realized and unrealized gain / loss 3,552
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,232

T. ROWE PRICE Global Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,680 $ 662
Net realized gain (loss) 582 (978)
Change in net unrealized gain / loss 2,970 (1,861)
Increase (decrease) in net assets from operations 5,232 (2,177)
Distributions to shareholders
Net earnings
Investor Class (711) (722)
I Class (164) (792)
Decrease in net assets from distributions (875) (1,514)
Capital share transactions
*
Shares sold
Investor Class 22,075 67,790
I Class 6,522 6,997
Distributions reinvested
Investor Class 711 705
I Class 66 174
Shares redeemed
Investor Class (9,888) (10,304)
I Class (5,912) (2,688)
Increase in net assets from capital share transactions 13,574 62,674
Net Assets
Increase during period 17,931 58,983
Beginning of period 86,440 27,457
End of period $ 104,371 $ 86,440
*Share information (000s)
Shares sold
Investor Class 1,515 5,046
I Class 442 474
Distributions reinvested
Investor Class 51 46
I Class 4 11
Shares redeemed
Investor Class (661) (700)
I Class (395) (186)
Increase in shares outstanding 956 4,691

T. ROWE PRICE Global Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Global Value Equity Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Global Value Equity Fund (Investor Class) and the Global Value Equity
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the

T. ROWE PRICE Global Value Equity Fund

extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Global Value Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Global Value Equity Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Global Value Equity Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 66,551 $ 34,459 $ — $ 101,010
Preferred Stocks — 953 — 953
Short-Term Investments 2,895 — — 2,895
Securities Lending Collateral 6,757 — — 6,757
Total $ 76,203 $ 35,412 $ — $ 111,615

T. ROWE PRICE Global Value Equity Fund

within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2023, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying
Statement of Operations is summarized in the following table by primary underlying risk exposure:
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ 33
Total $ 33

T. ROWE PRICE Global Value Equity Fund

unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$6,504,000; the value of cash collateral and related investments was $6,757,000.

T. ROWE PRICE Global Value Equity Fund

Other Purchases and sales of portfolio securities other than short-term securities aggregated $97,706,000 and $68,719,000, respectively, for the year ended
October 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 875 $ 556
Long-term capital gain — 958
Total distributions $ 875 $ 1,514

T. ROWE PRICE Global Value Equity Fund

At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended
October 31, 2023, the fund utilized $577,000 of capital loss carryforwards.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 105,957
Unrealized appreciation $ 10,898
Unrealized depreciation (5,275)
Net unrealized appreciation (depreciation) $ 5,623
($000s)
Undistributed ordinary income $ 1,670
Net unrealized appreciation (depreciation) 5,623
Loss carryforwards and deferrals (237)
Total distributable earnings (loss) $ 7,056

T. ROWE PRICE Global Value Equity Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee that is the lesser of (1) 0.65% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At October 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed

T. ROWE PRICE Global Value Equity Fund

the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $843,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $32,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $(186) $(50)

T. ROWE PRICE Global Value Equity Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of October 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 679,149 shares of the I Class, representing 55% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Global Value Equity Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Global Funds, Inc. and Shareholders of
T. Rowe Price Global Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Value Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31,
2023, the statement of changes in net assets for each of the two years in the period ended
October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $2,334,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $1,195,000 of the fund's income qualifies for the dividends-
received deduction.

T. ROWE PRICE Global Value Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 54,016,226 196,144
Mark J. Parrell 53,993,698 218,540
Kellye L. Walker 54,002,409 210,013
Eric L. Veiel 53,709,880 502,305

T. ROWE PRICE Global Value Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Global Value Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Value Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than  annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Value Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Global Value Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Value Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Value Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Value Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146030 F1231-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023